CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Thousands	Total	Preferred Shares [Member)	Common Shares [Member)	Additional Paid-in-Capital [Member)	Treasury Stock [Member)	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Total Brookfield Residential Equity [Member]	Non-controlling Interest [Member]
Opening balance at Dec. 31, 2010		$ 288,065	$ 183,803	$ 151,617	$ (110,807)	$ 692,855	$ 67,813		$ 6,456
Net income attributable to Brookfield Residential	7,288					7,288
Share-based compensation costs				5,680
Net income attributable to non-controlling interest	2,453
Other comprehensive income							11,120
Dividends on Preferred Shares						(178)
Conversion of equity to notes payable						(493,929)
Conversion of Preferred Shares prior to merger transaction		(247,479)
Distributions									(17)
Issuance of equity for notes receivable						200,000
Stock option exercises					107
Treasury stock issued
Distributions						(15,607)
Cancellation of treasury stock upon merger transaction			(110,700)		110,700
Preferred Shares converted to Common Shares upon merger transaction		(38,838)	38,838	247,480
Purchase of Common Shares for escrowed stock plan			(18,558)
Ending balance at Dec. 31, 2011	975,709	1,748	93,383	404,777		390,429	78,933	969,270	6,439
Net income attributable to Brookfield Residential	93,161					93,161
Issuance of Common Shares			231,203
Share-based compensation costs				7,294
Net income attributable to non-controlling interest	622
Other comprehensive income							2,129
Dividends on Preferred Shares						(135)
Conversion of Preferred Shares into Common Shares		(118)	118
Non-controlling interest acquired									(5,927)
Distributions									5,027
Stock option exercises				(1,061)
Treasury stock issued
Distributions						(5)
Preferred Shares converted to Common Shares upon merger transaction	38,800
Ending balance at Dec. 31, 2012	$ 1,307,395	$ 1,630	$ 324,704	$ 411,010		$ 483,450	$ 81,062	$ 1,301,856	$ 5,539